STATEMENT OF CASH FLOWS SUPPLEMENTAL INFORMATION - Cash Used for Operating Activities Reflect Cash Payments for Interest and Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 1,262	$ 1,246
Cash paid for income taxes	$ 3,241	$ 4,781